REDEEMABLE PREFERRED STOCK, DEFICIT AND SHARE-BASED COMPENSATION EXPENSE - Common Shares, Narrative (Details)	Nov. 17, 2020	Dec. 20, 2017	Dec. 31, 2020 $ / shares shares	Dec. 31, 2019 $ / shares shares
Equity [Abstract]
Common shares, authorized (in shares) | shares			100,000,000	24,000,000
Common shares, par value (in USD per share) | $ / shares			$ 0.001	$ 0.001
Stock split, conversion ratio	1.26	0.1429